Vessel Revenue	6 Months Ended
Jun. 30, 2025
Vessel Revenue [Abstract]
Vessel Revenue
12.	Vessel Revenue:

Vessel revenues for the six-month periods ended June 30, 2025 and 2024 was derived from time charters.

 As of June 30, 2025 and December 31, 2024, the trade accounts receivable was $972 and $404, respectively, and was related to time charters.

The current portion of Deferred revenue as of June 30, 2025 and December 31, 2024 was $3,121 and $2,094 and relates to cash received in advance of performance under operating leases and to premiums for energy devices (i.e., increased daily hire rates provided for by the chartering agreements) for specific equipment installed in the vessels. The non-current portion of Deferred revenue as of June 30, 2025 and December 31, 2024 was $NIL and $67 and relates to premiums for energy saving devices (i.e. increased daily hire rates provided for by the chartering agreements) for specific equipment installed in the vessels. The Deferred revenue is allocated on a straight-line basis over the minimum duration of each charter party.

Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2025 and 2024 were:

Customer	2025	2024
A	36%	34%
B	24%	-
C	18%	23%
D	-	13%
Total	78%	70%